Investments in associates and joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in associates and joint ventures
Joint venture	$ 2,209	$ 1,851
Investment In Associates And Joint Ventures	$ 1,738,408	1,548,392	$ 1,527,123
Sociedad Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Proportion of ownership interest in associate	19.58%
Investment in associates	$ 1,596,018	1,436,122
Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Proportion of ownership interest in associate	40.10%
Investment in associates	$ 133,282	$ 100,637
Tinka resources Ltd
Investments in associates and joint ventures
Proportion of ownership interest in associate	12.16%	19.99%
Investment in associates	$ 5,705	$ 8,616
Other minor investments [Member]
Investments in associates and joint ventures
Investment in associates	1,165	1,166
Associates
Investments in associates and joint ventures
Investment in associates	$ 1,735,034	$ 1,545,375
Associates | Sociedad Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Proportion of ownership interest in associate	19.58%	19.58%
Investment in associates	$ 1,596,018	$ 1,436,122
Associates | Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Proportion of ownership interest in associate	40.10%	40.10%
Investment in associates	$ 133,282	$ 100,637
Associates | Tinka resources Ltd
Investments in associates and joint ventures
Proportion of ownership interest in associate	12.16%	19.99%
Investment in associates	$ 5,734	$ 8,616